Trailmark Series Trust

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares			Fair Value

	CLOSED-END FUNDS - 3.29%

	COMMODITY - 3.29%

40,000	Sprott Physical Silver Trust		$975,600

	TOTAL CLOSED-END FUNDS - (Cost $712,782)		975,600

	EXCHANGE TRADED FUNDS - 12.18%

	ALTERNATIVE - 2.25%

5,000	Convergence Long/Short Equity ETF		140,700

7,500	First Trust Long/Short Equity ETF		527,700

			668,400

	COMMODITY - 3.81%

23,305	Global X Uranium ETF		1,128,661

	EMERGING MARKETS - 1.66%

12,500	SPDR S&P Emerging Markets Dividend ETF		493,500

	EQUITY - 4.46%

6,500	iShares Core MSCI EAFE ETF		588,445

16,000	Sarmaya Thematic ETF		733,283

			1,321,728

	TOTAL EXCHANGE TRADED FUNDS - (Cost $3,224,736)		3,612,289

Number of Contracts		Notional Amount	Fair Value

	PURCHASED OPTIONS - 8.14% (a)

	CALL OPTIONS - 3.55%

	Brent Crude Oil Futures

20	Expiration Date: April 27, 2026, Exercise Price: $105.00 (a)	207,940	212,200

	Crude Oil Futures

10	Expiration Date: May 14, 2026, Exercise Price: $105.00 (a)	93,160	69,900

10	Expiration Date: May 14, 2026, Exercise Price: $90.00 (a)	93,160	120,100

40	Expiration Date: June 16, 2026, Exercise Price: $90.00 (a)	346,120	379,600

20	Expiration Date: April 16, 2026, Exercise Price: $95.00 (a)	173,060	160,400

20	Expiration Date: June 16, 2026, Exercise Price: $95.00 (a)	202,760	100,400

			830,400

	Silver Futures

10	Expiration Date: April 27, 2026, Exercise Price: $120.00 (a)	74,919	10,150

			1,052,750

	PUT OPTIONS - 4.59%

	Brent Crude Oil Futures

20	Expiration Date: April 27, 2026, Exercise Price: $105.00 (a)	207,940	232,800

	Crude Oil Futures

75	Expiration Date: April 16, 2026, Exercise Price: $75.00 (a)	760,350	42,750

40	Expiration Date: June 16, 2026, Exercise Price: $80.00 (a)	346,120	277,600

20	Expiration Date: April 16, 2026, Exercise Price: $95.00 (a)	202,760	227,800

			548,150

	E-MINI S&P 500 Futures

30	Expiration Date: June 18, 2026, Exercise Price: $65.00 (a)	19,712,250	336,000

	Gold Futures

30	Expiration Date: May 26, 2026, Exercise Price: $4,000.00 (a)	14,035,800	135,900

	Silver Futures

25	Expiration Date: April 27, 2026, Exercise Price: $60.00 (a)	187,298	108,750

			1,361,600

	TOTAL PURCHASED OPTIONS - (Cost $3,364,636)		2,414,350

Shares		Dividend Yield (%)	Fair Value

	SHORT TERM INVESTMENTS - 54.38%

	MONEY MARKET FUNDS - 54.38%

16,131,120	First American Government Obligations Fund, Class X (b) (c)	3.577	16,131,120

	TOTAL SHORT TERM INVESTMENTS - (Cost $16,131,120)		16,131,120

	TOTAL INVESTMENTS - 77.99% - (Cost $23,433,274)		23,133,359

	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.01% (d)		6,528,239

	NET ASSETS - 100.00%		$29,661,598

(a)   Non-income producing security.

(b)  Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)   The rate shown represents the seven day effective yield at March 31, 2026.

(d)  Deposits with broker pledged as collateral for derivative contracts.

Trailmark Series Trust

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2026

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)

PURCHASE CONTRACTS

Crude Oil Futures - December 2026 (a)	16	11/20/2026	$974,802	$184,718	$-

Cotton Futures - May 2026 (a)	9	05/06/2026	286,474	28,526	-

Gold Futures - June 2026 (a)	10	06/26/2026	4,584,921	93,679	-

Copper Futures - May 2026 (a)	3	05/27/2026	434,931	-	(13,881)

Coffee Futures - May 2026 (a)	6	05/18/2026	637,647	33,641	-

Live Cattle Futures - April 2026 (a)	8	04/30/2026	760,081	17,599	-

Lean Hog Futures - April 2026 (a)	11	04/17/2026	422,169	-	(24,299)

RBOB Gasoline Futures - June 2026 (a)	12	05/29/2026	1,131,676	408,346	-

Silver Futures - May 2026 (a)	5	05/27/2026	1,956,211	-	(83,236)

Soybean Futures - May 2026 (a)	26	05/14/2026	1,502,869	19,431	-

Chicago SRW Wheat Futures - May 2026 (a)	37	05/14/2026	1,048,586	91,477	-

TOTAL PURCHASE CONTRACTS				877,417	(121,416)

SALE CONTRACTS
Corn Futures - May 2026 (a)	(44)	05/14/2026	(960,183)	-	(46,867)

TOTAL SALES CONTRACTS				-	(46,867)

TOTAL FUTURES CONTRACTS				$877,417	$(168,283)

NET UNREALIZED APPRECIATION					$709,134

(a)  All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

IDX Adaptive Opportunities Fund

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments

Closed-End Funds (b)	$975,600	$-	$-	$975,600

Exchange Traded Funds (b)	3,612,289	-	-	3,612,289

Purchased Options (b)	2,414,350	-	-	2,414,350

Short-Term Investments (b)	16,131,120	-	-	16,131,120

Total Investments	$23,133,359	$-	$-	$23,133,359

Other Financial Instruments

Futures Contracts (b) (c)

Unrealized appreciation of open futures contracts	$877,417	$-	$-	$877,417

Unrealized depreciation of open futures contracts	(168,283)	-	-	(168,283)

Total Futures Contracts	$709,134	$-	$-	$709,134

Total Other Financial Instruments	$709,134	$-	$-	$709,134

(a)	As of and during the period ended March 31, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

All equity securities, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedule of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.